Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Collaborative Arrangements (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments	$ 44	$ 210	$ 147